SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
%

Computers, software and related equipment	20 – 33
Office furniture and equipment	15 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Estimated Useful Lives Annual Rates of Intangible Assets
%

Technology	20
Customer relationships	8
Other	33

Schedule of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) to the Statements of Comprehensive Loss

	Year ended December 31,
	2021	2022	2023

Cost of revenues	$(144)	$509	$590
Research and development	(1,552)	5,381	6,486
Sales and marketing	(273)	927	1,104
General and administrative	(389)	1,358	1,713

Total gains (losses), before tax benefit (taxes on income)	(2,358)	8,175	9,893
Tax benefit (taxes on income)	283	(981)	(1,187)

Total gains (losses), net of tax benefit (taxes on income)	$(2,075)	$7,194	$8,706

Schedule of Company's Revenue by Category

	Year ended December 31,
	2021	2022	2023

SaaS	$69,303	$166,361	$298,331
Self-hosted subscription*	65,325	114,288	173,692
Perpetual license	115,738	49,964	21,037
Maintenance and support	214,036	217,695	207,561
Professional services	38,515	43,402	51,267

	$502,917	$591,710	$751,888

* Self-hosted subscription also includes maintenance associated with self-hosted subscriptions.